Financial assets and liabilities measured at fair value - Additional Information (Details) - Sanofi Pasteur MSD € in Millions	Dec. 31, 2020 EUR (€)
Contingent consideration relating to divestments
Disclosure of information on income statement [line items]
Financial assets measured at fair value	€ 483
Other contingent consideration arising from business combinations
Disclosure of information on income statement [line items]
Financial liabilities measured at fair value	€ 312